Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified									12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land & Buildings [Member]	Sep. 16, 2011 Land & Buildings [Member]	Dec. 31, 2010 Land & Buildings [Member]	Dec. 31, 2011 Plant & Equipment [Member]	Sep. 16, 2011 Plant & Equipment [Member]	Dec. 31, 2010 Plant & Equipment [Member]	Dec. 31, 2011 Assets Held Under Capital Leases [Member]	Dec. 31, 2010 Assets Held Under Capital Leases [Member]	Dec. 31, 2009 Assets Held Under Capital Leases [Member]	Dec. 31, 2011 South San Francisco [Member]	Dec. 31, 2010 South San Francisco [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charge												$ 10.0	$ 11.0
Net book value	83.2	287.5	60.5	150.7	208.7	22.7	51.3	78.8		1.5
Depreciation									$ 0.3	$ 1.4	$ 2.1